Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment
	Cost	Accumulated	Net book
For the period ended December 31, 2019	Base	amortization	value
Survey equipment	$892,637	$646,953	$245,684
Computers and software	1,265,045	1,219,045	46,000
Furniture and other equipment	528,419	509,146	19,273
Leasehold improvements	965,108	598,418	366,690
	3,651,209	2,973,562	677,647

	Cost	Accumulated	Net book
For the period ended December 31, 2018	Base	amortization	value
Survey equipment	$684,890	$628,037	$56,853
Computers and software	1,256,101	1,201,047	55,054
Furniture and other equipment	528,420	504,328	24,092
Leasehold improvements	1,165,108	617,950	547,158
	3,634,519	2,951,362	683,157